Shareholder Report	6 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust III
Entity Central Index Key	0001537140
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000152643
Shareholder Report [Line Items]
Fund Name	HCM Sector Plus Fund
Class Name	Class A1 Shares
Trading Symbol	HCMWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about HCM Sector Plus Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.howardcmfunds.com/resources/. You can also request this information by contacting us at 1-855-969-8464.
Additional Information Phone Number	1-855-969-8464
Additional Information Website	www.howardcmfunds.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A1 Shares	$94	1.73%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.73%	[1]
AssetsNet	$ 1,948,291,599
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 11,792,809
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,948,291,599 Number of Portfolio Holdings60 Advisory Fee $11,792,809 Portfolio Turnover0%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	11.1%
Exchange-Traded Funds	88.9%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.7%
Real Estate	0.0%Footnote Reference*
Health Care	0.7%
Technology	0.7%
Materials	0.8%
Energy	0.8%
Consumer Staples	0.9%
Utilities	1.1%
Communications	1.4%
Industrials	1.4%
Consumer Discretionary	1.5%
Financials	1.6%
Equity	87.4%
Footnote	Description
Footnote*	Percentage rounds to less than 0.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
ProShares Ultra S&P500	17.0%
ProShares Ultra QQQ	17.0%
Vanguard Dividend Appreciation ETF	13.9%
SPDR S&P 500 ETF	9.4%
Vanguard High Dividend Yield ETF	8.3%
Direxion Daily S&P 500 Bull 3X	8.1%
iShares Select Dividend ETF	7.3%
ProShares UltraPro S&P 500	6.1%
Ralph Lauren Corporation	0.5%
Citigroup, Inc.	0.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2025.
C000152642
Shareholder Report [Line Items]
Fund Name	HCM Sector Plus Fund
Class Name	Class A Shares
Trading Symbol	HCMNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about HCM Sector Plus Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.howardcmfunds.com/resources/. You can also request this information by contacting us at 1-855-969-8464.
Additional Information Phone Number	1-855-969-8464
Additional Information Website	www.howardcmfunds.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$86	1.58%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.58%	[2]
AssetsNet	$ 1,948,291,599
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 11,792,809
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,948,291,599 Number of Portfolio Holdings60 Advisory Fee $11,792,809 Portfolio Turnover0%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	11.1%
Exchange-Traded Funds	88.9%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.7%
Real Estate	0.0%Footnote Reference*
Health Care	0.7%
Technology	0.7%
Materials	0.8%
Energy	0.8%
Consumer Staples	0.9%
Utilities	1.1%
Communications	1.4%
Industrials	1.4%
Consumer Discretionary	1.5%
Financials	1.6%
Equity	87.4%
Footnote	Description
Footnote*	Percentage rounds to less than 0.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
ProShares Ultra S&P500	17.0%
ProShares Ultra QQQ	17.0%
Vanguard Dividend Appreciation ETF	13.9%
SPDR S&P 500 ETF	9.4%
Vanguard High Dividend Yield ETF	8.3%
Direxion Daily S&P 500 Bull 3X	8.1%
iShares Select Dividend ETF	7.3%
ProShares UltraPro S&P 500	6.1%
Ralph Lauren Corporation	0.5%
Citigroup, Inc.	0.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2025.
C000152645
Shareholder Report [Line Items]
Fund Name	HCM Sector Plus Fund
Class Name	Class I Shares
Trading Symbol	HCMQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about HCM Sector Plus Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.howardcmfunds.com/resources/. You can also request this information by contacting us at 1-855-969-8464.
Additional Information Phone Number	1-855-969-8464
Additional Information Website	www.howardcmfunds.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$72	1.33%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.33%	[3]
AssetsNet	$ 1,948,291,599
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 11,792,809
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,948,291,599 Number of Portfolio Holdings60 Advisory Fee $11,792,809 Portfolio Turnover0%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	11.1%
Exchange-Traded Funds	88.9%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.7%
Real Estate	0.0%Footnote Reference*
Health Care	0.7%
Technology	0.7%
Materials	0.8%
Energy	0.8%
Consumer Staples	0.9%
Utilities	1.1%
Communications	1.4%
Industrials	1.4%
Consumer Discretionary	1.5%
Financials	1.6%
Equity	87.4%
Footnote	Description
Footnote*	Percentage rounds to less than 0.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
ProShares Ultra S&P500	17.0%
ProShares Ultra QQQ	17.0%
Vanguard Dividend Appreciation ETF	13.9%
SPDR S&P 500 ETF	9.4%
Vanguard High Dividend Yield ETF	8.3%
Direxion Daily S&P 500 Bull 3X	8.1%
iShares Select Dividend ETF	7.3%
ProShares UltraPro S&P 500	6.1%
Ralph Lauren Corporation	0.5%
Citigroup, Inc.	0.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2025.
C000152646
Shareholder Report [Line Items]
Fund Name	HCM Sector Plus Fund
Class Name	Class R Shares
Trading Symbol	HCMZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about HCM Sector Plus Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.howardcmfunds.com/resources/. You can also request this information by contacting us at 1-855-969-8464.
Additional Information Phone Number	1-855-969-8464
Additional Information Website	www.howardcmfunds.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$78	1.43%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.43%	[4]
AssetsNet	$ 1,948,291,599
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 11,792,809
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,948,291,599 Number of Portfolio Holdings60 Advisory Fee $11,792,809 Portfolio Turnover0%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	11.1%
Exchange-Traded Funds	88.9%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.7%
Real Estate	0.0%Footnote Reference*
Health Care	0.7%
Technology	0.7%
Materials	0.8%
Energy	0.8%
Consumer Staples	0.9%
Utilities	1.1%
Communications	1.4%
Industrials	1.4%
Consumer Discretionary	1.5%
Financials	1.6%
Equity	87.4%
Footnote	Description
Footnote*	Percentage rounds to less than 0.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
ProShares Ultra S&P500	17.0%
ProShares Ultra QQQ	17.0%
Vanguard Dividend Appreciation ETF	13.9%
SPDR S&P 500 ETF	9.4%
Vanguard High Dividend Yield ETF	8.3%
Direxion Daily S&P 500 Bull 3X	8.1%
iShares Select Dividend ETF	7.3%
ProShares UltraPro S&P 500	6.1%
Ralph Lauren Corporation	0.5%
Citigroup, Inc.	0.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2025.
C000152644
Shareholder Report [Line Items]
Fund Name	HCM Sector Plus Fund
Class Name	Investor Class Shares
Trading Symbol	HCMPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about HCM Sector Plus Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.howardcmfunds.com/resources/. You can also request this information by contacting us at 1-855-969-8464.
Additional Information Phone Number	1-855-969-8464
Additional Information Website	www.howardcmfunds.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class Shares	$126	2.33%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	2.33%	[5]
AssetsNet	$ 1,948,291,599
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 11,792,809
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,948,291,599 Number of Portfolio Holdings60 Advisory Fee $11,792,809 Portfolio Turnover0%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	11.1%
Exchange-Traded Funds	88.9%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.7%
Real Estate	0.0%Footnote Reference*
Health Care	0.7%
Technology	0.7%
Materials	0.8%
Energy	0.8%
Consumer Staples	0.9%
Utilities	1.1%
Communications	1.4%
Industrials	1.4%
Consumer Discretionary	1.5%
Financials	1.6%
Equity	87.4%
Footnote	Description
Footnote*	Percentage rounds to less than 0.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
ProShares Ultra S&P500	17.0%
ProShares Ultra QQQ	17.0%
Vanguard Dividend Appreciation ETF	13.9%
SPDR S&P 500 ETF	9.4%
Vanguard High Dividend Yield ETF	8.3%
Direxion Daily S&P 500 Bull 3X	8.1%
iShares Select Dividend ETF	7.3%
ProShares UltraPro S&P 500	6.1%
Ralph Lauren Corporation	0.5%
Citigroup, Inc.	0.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2025.
C000236511
Shareholder Report [Line Items]
Fund Name	HCM Dynamic Income Fund
Class Name	Class A Shares
Trading Symbol	HCMBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about HCM Dynamic Income Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.howardcmfunds.com/resources/. You can also request this information by contacting us at 1-855-969-8464.
Additional Information Phone Number	1-855-969-8464
Additional Information Website	www.howardcmfunds.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$96	1.84%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	1.84%	[6]
AssetsNet	$ 127,772,456
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 782,628
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$127,772,456 Number of Portfolio Holdings5 Advisory Fee $782,628 Portfolio Turnover1%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	4.0%
Fixed Income	96.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Convertible Bond ETF	22.7%
SPDR Bloomberg Convertible Securities ETF	22.5%
iShares iBoxx $ High Yield Corporate Bond ETF	21.6%
SPDR Bloomberg High Yield Bond ETF	19.3%
iShares J.P. Morgan USD Emerging Markets Bond ETF	9.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2025.
C000236512
Shareholder Report [Line Items]
Fund Name	HCM Dynamic Income Fund
Class Name	Class I Shares
Trading Symbol	HCMUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about HCM Dynamic Income Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.howardcmfunds.com/resources/. You can also request this information by contacting us at 1-855-969-8464.
Additional Information Phone Number	1-855-969-8464
Additional Information Website	www.howardcmfunds.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$83	1.59%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.59%	[7]
AssetsNet	$ 127,772,456
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 782,628
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$127,772,456 Number of Portfolio Holdings5 Advisory Fee $782,628 Portfolio Turnover1%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	4.0%
Fixed Income	96.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Convertible Bond ETF	22.7%
SPDR Bloomberg Convertible Securities ETF	22.5%
iShares iBoxx $ High Yield Corporate Bond ETF	21.6%
SPDR Bloomberg High Yield Bond ETF	19.3%
iShares J.P. Morgan USD Emerging Markets Bond ETF	9.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2025.
C000236510
Shareholder Report [Line Items]
Fund Name	HCM Dynamic Income Fund
Class Name	Investor Class Shares
Trading Symbol	HCMFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about HCM Dynamic Income Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.howardcmfunds.com/resources/. You can also request this information by contacting us at 1-855-969-8464.
Additional Information Phone Number	1-855-969-8464
Additional Information Website	www.howardcmfunds.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class Shares	$134	2.59%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	2.59%	[8]
AssetsNet	$ 127,772,456
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 782,628
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$127,772,456 Number of Portfolio Holdings5 Advisory Fee $782,628 Portfolio Turnover1%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	4.0%
Fixed Income	96.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Convertible Bond ETF	22.7%
SPDR Bloomberg Convertible Securities ETF	22.5%
iShares iBoxx $ High Yield Corporate Bond ETF	21.6%
SPDR Bloomberg High Yield Bond ETF	19.3%
iShares J.P. Morgan USD Emerging Markets Bond ETF	9.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2025.
C000174412
Shareholder Report [Line Items]
Fund Name	HCM Multi-Asset Plus Fund
Class Name	Class A Shares
Trading Symbol	HCMEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about HCM Multi-Asset Plus Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.howardcmfunds.com/resources/. You can also request this information by contacting us at 1-855-969-8464.
Additional Information Phone Number	1-855-969-8464
Additional Information Website	www.howardcmfunds.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$70	1.31%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.31%	[9]
AssetsNet	$ 805,784,569
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 3,782,550
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$805,784,569 Number of Portfolio Holdings7 Advisory Fee $3,782,550 Portfolio Turnover14%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.5%
Fixed Income	27.6%
Equity	70.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Core U.S. Aggregate Bond ETF	21.5%
ProShares Ultra QQQ	19.8%
Vanguard Mega Cap Growth ETF	17.0%
Invesco QQQ Trust Series 1 ETF	16.9%
ProShares Ultra S&P500	11.1%
Direxion Daily S&P 500 Bull 3X	6.1%
Vanguard Total Bond Market ETF	6.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2025.
C000213465
Shareholder Report [Line Items]
Fund Name	HCM Multi-Asset Plus Fund
Class Name	Class I Shares
Trading Symbol	HCMLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about HCM Multi-Asset Plus Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.howardcmfunds.com/resources/. You can also request this information by contacting us at 1-855-969-8464.
Additional Information Phone Number	1-855-969-8464
Additional Information Website	www.howardcmfunds.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$57	1.06%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.06%	[10]
AssetsNet	$ 805,784,569
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 3,782,550
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$805,784,569 Number of Portfolio Holdings7 Advisory Fee $3,782,550 Portfolio Turnover14%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.5%
Fixed Income	27.6%
Equity	70.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Core U.S. Aggregate Bond ETF	21.5%
ProShares Ultra QQQ	19.8%
Vanguard Mega Cap Growth ETF	17.0%
Invesco QQQ Trust Series 1 ETF	16.9%
ProShares Ultra S&P500	11.1%
Direxion Daily S&P 500 Bull 3X	6.1%
Vanguard Total Bond Market ETF	6.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2025.
C000174413
Shareholder Report [Line Items]
Fund Name	HCM Multi-Asset Plus Fund
Class Name	Investor Class Shares
Trading Symbol	HCMKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about HCM Multi-Asset Plus Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.howardcmfunds.com/resources/. You can also request this information by contacting us at 1-855-969-8464.
Additional Information Phone Number	1-855-969-8464
Additional Information Website	www.howardcmfunds.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class Shares	$110	2.06%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	2.06%	[11]
AssetsNet	$ 805,784,569
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 3,782,550
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$805,784,569 Number of Portfolio Holdings7 Advisory Fee $3,782,550 Portfolio Turnover14%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.5%
Fixed Income	27.6%
Equity	70.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Core U.S. Aggregate Bond ETF	21.5%
ProShares Ultra QQQ	19.8%
Vanguard Mega Cap Growth ETF	17.0%
Invesco QQQ Trust Series 1 ETF	16.9%
ProShares Ultra S&P500	11.1%
Direxion Daily S&P 500 Bull 3X	6.1%
Vanguard Total Bond Market ETF	6.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2025.
C000143207
Shareholder Report [Line Items]
Fund Name	HCM Tactical Plus Fund
Class Name	Class A Shares
Trading Symbol	HCMGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about HCM Tactical Plus Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.howardcmfunds.com/resources/. You can also request this information by contacting us at 1-855-969-8464.
Additional Information Phone Number	1-855-969-8464
Additional Information Website	www.howardcmfunds.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$86	1.58%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.58%	[12]
AssetsNet	$ 2,001,513,992
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 12,292,469
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$2,001,513,992 Number of Portfolio Holdings25 Advisory Fee $12,292,469 Portfolio Turnover0%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	2.6%
Exchange-Traded Funds	97.4%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.0%Footnote Reference*
Materials	0.0%Footnote Reference*
Energy	0.0%Footnote Reference*
Health Care	0.1%
Real Estate	0.1%
Consumer Discretionary	0.2%
Communications	0.7%
Technology	1.5%
Equity	97.4%
Footnote	Description
Footnote*	Percentage rounds to less than 0.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Invesco QQQ Trust Series 1 ETF	19.5%
Vanguard Mega Cap Growth ETF	19.2%
ProShares Ultra S&P500	18.8%
ProShares Ultra QQQ	18.3%
ProShares UltraPro QQQ	15.0%
Vanguard Growth ETF	6.6%
NVIDIA Corporation	0.8%
Meta Platforms, Inc., Class A	0.4%
Advanced Micro Devices, Inc.	0.2%
Alphabet, Inc., Class A	0.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2025.
C000143208
Shareholder Report [Line Items]
Fund Name	HCM Tactical Plus Fund
Class Name	Investor Class Shares
Trading Symbol	HCMDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about HCM Tactical Plus Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.howardcmfunds.com/resources/. You can also request this information by contacting us at 1-855-969-8464.
Additional Information Phone Number	1-855-969-8464
Additional Information Website	www.howardcmfunds.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class Shares	$127	2.33%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	2.33%	[13]
AssetsNet	$ 2,001,513,992
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 12,292,469
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$2,001,513,992 Number of Portfolio Holdings25 Advisory Fee $12,292,469 Portfolio Turnover0%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	2.6%
Exchange-Traded Funds	97.4%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.0%Footnote Reference*
Materials	0.0%Footnote Reference*
Energy	0.0%Footnote Reference*
Health Care	0.1%
Real Estate	0.1%
Consumer Discretionary	0.2%
Communications	0.7%
Technology	1.5%
Equity	97.4%
Footnote	Description
Footnote*	Percentage rounds to less than 0.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Invesco QQQ Trust Series 1 ETF	19.5%
Vanguard Mega Cap Growth ETF	19.2%
ProShares Ultra S&P500	18.8%
ProShares Ultra QQQ	18.3%
ProShares UltraPro QQQ	15.0%
Vanguard Growth ETF	6.6%
NVIDIA Corporation	0.8%
Meta Platforms, Inc., Class A	0.4%
Advanced Micro Devices, Inc.	0.2%
Alphabet, Inc., Class A	0.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2025.
C000143209
Shareholder Report [Line Items]
Fund Name	HCM Tactical Plus Fund
Class Name	Class I Shares:
Trading Symbol	HCMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about HCM Tactical Plus Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.howardcmfunds.com/resources/. You can also request this information by contacting us at 1-855-969-8464.
Additional Information Phone Number	1-855-969-8464
Additional Information Website	www.howardcmfunds.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$73	1.33%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.33%	[14]
AssetsNet	$ 2,001,513,992
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 12,292,469
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$2,001,513,992 Number of Portfolio Holdings25 Advisory Fee $12,292,469 Portfolio Turnover0%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	2.6%
Exchange-Traded Funds	97.4%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.0%Footnote Reference*
Materials	0.0%Footnote Reference*
Energy	0.0%Footnote Reference*
Health Care	0.1%
Real Estate	0.1%
Consumer Discretionary	0.2%
Communications	0.7%
Technology	1.5%
Equity	97.4%
Footnote	Description
Footnote*	Percentage rounds to less than 0.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Invesco QQQ Trust Series 1 ETF	19.5%
Vanguard Mega Cap Growth ETF	19.2%
ProShares Ultra S&P500	18.8%
ProShares Ultra QQQ	18.3%
ProShares UltraPro QQQ	15.0%
Vanguard Growth ETF	6.6%
NVIDIA Corporation	0.8%
Meta Platforms, Inc., Class A	0.4%
Advanced Micro Devices, Inc.	0.2%
Alphabet, Inc., Class A	0.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2025.
C000143210
Shareholder Report [Line Items]
Fund Name	HCM Tactical Plus Fund
Class Name	Class R Shares:
Trading Symbol	HCMSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about HCM Tactical Plus Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.howardcmfunds.com/resources/. You can also request this information by contacting us at 1-855-969-8464.
Additional Information Phone Number	1-855-969-8464
Additional Information Website	www.howardcmfunds.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$78	1.43%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.43%	[15]
AssetsNet	$ 2,001,513,992
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 12,292,469
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$2,001,513,992 Number of Portfolio Holdings25 Advisory Fee $12,292,469 Portfolio Turnover0%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	2.6%
Exchange-Traded Funds	97.4%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.0%Footnote Reference*
Materials	0.0%Footnote Reference*
Energy	0.0%Footnote Reference*
Health Care	0.1%
Real Estate	0.1%
Consumer Discretionary	0.2%
Communications	0.7%
Technology	1.5%
Equity	97.4%
Footnote	Description
Footnote*	Percentage rounds to less than 0.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Invesco QQQ Trust Series 1 ETF	19.5%
Vanguard Mega Cap Growth ETF	19.2%
ProShares Ultra S&P500	18.8%
ProShares Ultra QQQ	18.3%
ProShares UltraPro QQQ	15.0%
Vanguard Growth ETF	6.6%
NVIDIA Corporation	0.8%
Meta Platforms, Inc., Class A	0.4%
Advanced Micro Devices, Inc.	0.2%
Alphabet, Inc., Class A	0.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2025.

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